UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Australia (2.7%)

Australia & New Zealand Banking Group, Ltd.		574,194	$12,192,177

Challenger, Ltd.		1,662,732	12,975,651

			25,167,828
Belgium (2.1%)

Anheuser-Busch InBev SA/NV		150,613	19,727,673

			19,727,673
Brazil (—%)

FabFurnish GmbH (acquired various dated from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)		30	25

Global Fashion Group SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	172,378

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	13

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

			172,421
Canada (1.3%)

Magna International, Inc.		283,900	12,187,391

			12,187,391
China (3.4%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		66,900	7,077,351

China Mobile, Ltd.		606,000	7,440,379

Skyworth Digital Holdings, Ltd.		9,577,976	6,929,259

Tencent Holdings, Ltd.		361,600	10,019,278

			31,466,267
Finland (1.3%)

Nokia OYJ		2,141,882	12,388,915

			12,388,915
France (11.6%)

Airbus Group SE		180,234	10,900,756

ArcelorMittal SA(NON)		1,071,953	6,560,360

Natixis SA		2,024,534	9,435,901

Rexel SA		587,010	8,997,749

Sanofi		172,100	13,076,735

SFR Group SA		323,071	9,512,175

Societe Generale SA		267,887	9,262,647

Technip SA		157,106	9,648,431

Valeo SA		254,589	14,851,585

Veolia Environnement SA		628,182	14,466,191

			106,712,530
Germany (6.9%)

Evonik Industries AG		293,053	9,907,301

Henkel AG & Co. KGaA (Preference)		104,499	14,204,055

LANXESS AG		166,237	10,326,845

Rheinmetall AG		127,844	8,898,291

Siemens AG		170,165	19,918,325

			63,254,817
Hong Kong (0.8%)

WH Group, Ltd.		8,605,000	6,960,708

			6,960,708
India (0.7%)

Housing Development Finance Corp., Ltd. (HDFC)		315,890	6,632,821

			6,632,821
Indonesia (0.7%)

Matahari Department Store Tbk PT		4,491,500	6,375,870

			6,375,870
Ireland (2.6%)

Bank of Ireland(NON)		27,305,980	5,705,393

Kerry Group PLC Class A		112,807	9,397,679

Smurfit Kappa Group PLC		412,671	9,225,117

			24,328,189
Israel (0.8%)

Mobileye NV(NON)(S)		182,800	7,781,796

			7,781,796
Italy (4.7%)

ENI SpA		520,404	7,494,514

Fiat Chrysler Automobiles NV		1,643,700	10,432,439

Luxottica Group SpA		193,995	9,266,135

Mediaset SpA		2,495,858	7,833,595

Telecom Italia SpA RSP		12,833,119	8,707,310

			43,733,993
Japan (21.5%)

AIN Holdings, Inc.		116,200	7,912,890

Astellas Pharma, Inc.		840,200	13,121,333

Daikin Industries, Ltd.		130,500	12,158,192

Japan Airlines Co., Ltd.		222,400	6,547,232

Japan Hotel REIT Investment Corp(R)		7,237	5,748,622

Japan Tobacco, Inc.		451,800	18,458,313

JFE Holdings, Inc.		487,700	7,110,977

Kao Corp.		232,000	13,067,619

KDDI Corp.		339,600	10,450,362

Kyudenko Corp.		230,200	8,429,038

LIXIL Group Corp.		448,800	9,627,318

Mitsui Fudosan Co., Ltd.		440,000	9,368,791

Murata Manufacturing Co., Ltd.		92,700	12,091,234

Nintendo Co., Ltd.		44,200	11,695,595

Nippon Telegraph & Telephone Corp.		382,600	17,473,490

NSK, Ltd.		1,024,400	10,512,365

Sumitomo Mitsui Financial Group, Inc.		372,200	12,544,234

Yamaha Motor Co., Ltd.		615,600	12,461,166

			198,778,771
Netherlands (3.7%)

ING Groep NV GDR		1,449,475	17,894,653

Unilever NV ADR		348,778	16,093,167

			33,987,820
Norway (1.0%)

Orkla ASA		931,778	9,627,106

			9,627,106
Spain (1.7%)

Cellnex Telecom, SA 144A		357,678	6,468,937

Grifols SA ADR		593,414	9,476,822

			15,945,759
Sweden (2.4%)

Com Hem Holding AB		1,180,267	10,910,054

Swedbank AB Class A		468,522	11,010,169

			21,920,223
Switzerland (3.5%)

LafargeHolcim, Ltd.		162,817	8,798,654

Novartis AG		296,027	23,279,941

			32,078,595
Taiwan (0.4%)

Taiwan Semiconductor Manufacturing Co., Ltd.		577,000	3,383,964

			3,383,964
United Kingdom (21.6%)

Admiral Group PLC		313,314	8,321,025

Associated British Foods PLC		307,003	10,345,966

AstraZeneca PLC		232,176	15,058,777

Berkeley Group Holdings PLC (The)		253,090	8,463,495

BHP Billiton PLC		1,074,414	16,188,987

Compass Group PLC		716,130	13,876,761

Imperial Brands PLC		290,792	14,976,514

Metro Bank PLC(NON)(S)		194,505	6,960,689

Prudential PLC		890,054	15,764,531

Royal Dutch Shell PLC Class A		967,372	23,998,854

Shire PLC		256,006	16,584,465

St James's Place PLC		712,853	8,759,179

Virgin Money Holdings UK PLC		884,737	3,568,690

Vodafone Group PLC		4,851,843	13,945,222

Wolseley PLC		156,667	8,843,430

WPP PLC		591,336	13,903,581

			199,560,166
United States (2.8%)

Alphabet, Inc. Class C(NON)		12,411	9,646,946

Amazon.com, Inc.(NON)		11,000	9,210,410

KKR & Co. LP		491,900	7,014,496

			25,871,852

Total common stocks (cost $868,587,073)			$908,045,475

PREFERRED STOCKS (0.7%)(a)
		Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd.		5,115	$6,038,387

Total preferred stocks (cost $5,155,471)			$6,038,387

MORTGAGE-BACKED SECURITIES (—%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Association Ser. 3990, Class TG, 2.00%, 01/15/42(i)		$133,896	$136,658

Total mortgage-backed securities (cost $136,658)			$136,658

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.375%, 10/31/20(i)		$178,000	$181,127

Total U.S. treasury obligations (cost $181,127)			$181,127

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $121,576) (Private)(F)(RES)(NON)		16,051	$123,512

Total convertible preferred stocks (cost $121,576)			$123,512

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(AFF)(d)	Shares	18,763,237	$18,763,237

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	7,764,083	7,764,083

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)	Shares	1,210,000	1,210,000

U.S. Treasury Bills 0.291%, 11/10/16(SEGSF)		$279,000	278,942

Total short-term investments (cost $28,016,231)			$28,016,262

TOTAL INVESTMENTS

Total investments (cost $902,198,136)(b)			$942,541,421

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $274,186,002) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$10,706,266	$10,365,913	$340,353
	Hong Kong Dollar	Buy	11/16/16	62,994	63,014	(20)
Barclays Bank PLC
	Canadian Dollar	Buy	10/19/16	4,646,194	4,709,391	(63,197)
	Euro	Sell	12/21/16	6,295,337	6,247,379	(47,958)
	Hong Kong Dollar	Buy	11/16/16	2,274,804	2,276,498	(1,694)
	Swiss Franc	Buy	12/21/16	8,367,429	8,258,797	108,632
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	5,205,809	5,089,810	115,999
	British Pound	Sell	12/21/16	2,452,642	2,507,783	55,141
	Danish Krone	Buy	12/21/16	17,077,081	16,941,713	135,368
	Euro	Sell	12/21/16	1,043,078	1,043,313	235
	Japanese Yen	Buy	11/16/16	3,076,911	3,055,715	21,196
	New Zealand Dollar	Buy	10/19/16	620,073	618,369	1,704
	New Zealand Dollar	Sell	10/19/16	578,376	565,801	(12,575)
Credit Suisse International
	Australian Dollar	Buy	10/19/16	6,976,147	6,649,127	327,020
	British Pound	Sell	12/21/16	7,957,066	8,140,763	183,697
	Euro	Sell	12/21/16	10,084,445	10,009,366	(75,079)
	New Zealand Dollar	Buy	10/19/16	2,956,063	2,955,588	475
	New Zealand Dollar	Sell	10/19/16	2,956,063	2,892,205	(63,858)
	Norwegian Krone	Sell	12/21/16	680,306	676,101	(4,205)
	Swiss Franc	Buy	12/21/16	10,757,148	10,618,141	139,007
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	81,332	79,479	1,853
	Australian Dollar	Sell	10/19/16	81,332	79,109	(2,223)
	British Pound	Sell	12/21/16	4,556,316	4,660,012	103,696
	Chinese Yuan (Offshore)	Sell	11/16/16	31,705,031	31,586,255	(118,776)
	Japanese Yen	Buy	11/16/16	8,658,324	8,581,280	77,044
	Japanese Yen	Sell	11/16/16	8,896,990	8,969,824	72,834
HSBC Bank USA, National Association
	British Pound	Sell	12/21/16	6,683,619	6,824,482	140,863
	Euro	Sell	12/21/16	8,048,458	7,986,502	(61,956)
	New Zealand Dollar	Buy	10/19/16	1,784,102	1,669,811	114,291
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	86,333	90,515	4,182
	Canadian Dollar	Buy	10/19/16	3,245,963	3,290,852	(44,889)
	Euro	Sell	12/21/16	7,220,827	7,167,420	(53,407)
	Japanese Yen	Buy	11/16/16	2,114,649	2,060,552	54,097
	Norwegian Krone	Sell	12/21/16	2,340,882	2,237,733	(103,149)
	Singapore Dollar	Buy	11/16/16	12,156,529	12,333,404	(176,875)
	South Korean Won	Sell	11/16/16	6,219,217	6,155,788	(63,429)
	Swedish Krona	Buy	12/21/16	6,041,644	6,037,978	3,666
	Swiss Franc	Buy	12/21/16	8,450,582	8,341,287	109,295
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	459,762	444,715	15,047
	British Pound	Sell	12/21/16	7,282,499	7,453,085	170,586
	Euro	Sell	12/21/16	8,716,898	8,651,219	(65,679)
	Israeli Shekel	Sell	10/19/16	909,635	883,249	(26,386)
	Norwegian Krone	Buy	12/21/16	7,507	7,176	331
	Swedish Krona	Sell	12/21/16	55,800	55,777	(23)
	Swiss Franc	Buy	12/21/16	7,485,324	7,388,171	97,153
UBS AG
	Australian Dollar	Buy	10/19/16	303,906	298,786	5,120
	Australian Dollar	Sell	10/19/16	303,906	303,725	(181)
	British Pound	Sell	12/21/16	7,710,660	7,899,269	188,609
	Euro	Sell	12/21/16	11,932,945	11,897,813	(35,132)
	Swiss Franc	Buy	12/21/16	7,156,642	7,065,947	90,695

Total						$1,657,498

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $924,277,101.
(b)	The aggregate identified cost on a tax basis is $901,959,439, resulting in gross unrealized appreciation and depreciation of $99,964,279 and $59,382,297, respectively, or net unrealized appreciation of $40,581,982.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $295,933, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period
	Putnam Cash Collateral Pool, LLC *	$18,332,127	$59,533,066	$59,101,956	$27,419	$18,763,237
	Putnam Short Term Investment Fund **	37,820,197	38,952,127	69,008,241	9,361	7,764,083
	Totals	$56,152,324	$98,485,193	$128,110,197	$36,780	$26,527,320
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $18,763,237, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,341,154.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $248,587 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	16.0%
	Consumer staples	15.2
	Consumer discretionary	13.6
	Industrials	11.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $578,369 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $274,726 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $159,968 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$25,167,828	$—
Belgium	19,727,673	—	—
Brazil	—	—	172,421
Canada	12,187,391	—	—
China	7,077,351	24,388,916	—
Finland	12,388,915	—	—
France	106,712,530	—	—
Germany	63,254,817	—	—
Hong Kong	—	6,960,708	—
India	—	6,632,821	—
Indonesia	—	6,375,870	—
Ireland	24,328,189	—	—
Israel	7,781,796	—	—
Italy	43,733,993	—	—
Japan	—	198,778,771	—
Netherlands	33,987,820	—	—
Norway	9,627,106	—	—
Spain	15,945,759	—	—
Sweden	21,920,223	—	—
Switzerland	32,078,595	—	—
Taiwan	—	3,383,964	—
United Kingdom	199,560,166	—	—
United States	25,871,852	—	—
Total common stocks	636,184,176	271,688,878	172,421
Convertible preferred stocks	—	—	123,512
Mortgage-backed securities	—	136,658	—
Preferred stocks	—	6,038,387	—
U.S. treasury obligations	—	181,127	—
Short-term investments	8,974,083	19,042,179	—

Totals by level	$645,158,259	$297,087,229	$295,933

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,657,498	$—

Totals by level	$—	$1,657,498	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,678,189	$1,020,691

Total	$2,678,189	$1,020,691

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$352,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$340,353	$108,632	$329,643	$650,199	$255,427	$255,154	$171,240	$283,117	$284,424	$2,678,189

	Total Assets	$340,353	$108,632	$329,643	$650,199	$255,427	$255,154	$171,240	$283,117	$284,424	$2,678,189

	Liabilities:
	Forward currency contracts#	20	112,849	12,575	143,142	120,999	61,956	441,749	92,088	35,313	1,020,691

	Total Liabilities	$20	$112,849	$12,575	$143,142	$120,999	$61,956	$441,749	$92,088	$35,313	$1,020,691

	Total Financial and Derivative Net Assets	$340,333	$(4,217)	$317,068	$507,057	$134,428	$193,198	$(270,509)	$191,029	$249,111	$1,657,498
	Total collateral received (pledged)##†	$340,333	$—	$300,000	$470,000	$134,428	$181,127	$(159,968)	$191,029	$249,111
	Net amount	$—	$(4,217)	$17,068	$37,057	$—	$12,071	$(110,541)	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016